Federated Hermes Global Allocation Fund
Portfolio of Investments
February 29, 2024 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—60.5%
		Communication Services—4.3%
793	[1]	Adevinta ASA	$ 8,470
14,646	[1]	Alphabet, Inc., Class A	2,027,885
12,504	[1]	Alphabet, Inc., Class C	1,747,809
16,651		AT&T, Inc.	281,901
2		Auto Trader Group PLC	19
10,456		Bharti Airtel Ltd.	141,719
1		Bollore S.A.	7
646	[1]	CarGurus, Inc.	14,302
74	[1]	Cinemark Holdings, Inc.	1,288
1		Comcast Corp., Class A	43
100		Dentsu, Inc.	2,767
8,676		Deutsche Telekom AG, Class REG	206,221
91,100		Digi Swisscom Berhad	83,515
4,335		Electronic Arts, Inc.	604,646
324		Elisa Communications Oyj	14,594
3,875		Etihad Etisalat Co.	57,131
9,595		Fox Corp	285,835
563	[1]	Frontier Communications Parent, Inc.	13,332
440		Hellenic Telecommunication Organization S.A.	6,640
222	[1]	Imax Corp.	3,803
281	[1]	Iridium Communications, Inc.	8,135
27,036		Koninklijke KPN NV	98,830
2,717		KT Corp.	79,886
20,300	[1]	Kuaishou Technology	115,811
6,843		LG Uplus Corp.	53,073
4,436	[1]	Liberty Latin America Ltd.	28,923
43	[1]	Liberty Media Corp. OLD	1,659
3,208	[1]	Live Nation Entertainment, Inc.	311,112
860	[1]	Lumen Technologies, Inc.	1,393
5,809	[1]	Meta Platforms, Inc.	2,847,165
11,876	[1]	Mobile Telecommunications Co. Saudi Arabia	47,176
1,737		MTN Group Ltd.	7,565
6,678		NetEase, Inc.	143,949
87	[1]	Netflix, Inc.	52,454
185,100		Nippon Telegraph & Telephone Corp.	225,386
2,190		Quebecor, Inc., Class B	51,218
166		Realestate.com.au Ltd.	20,972
681		Shutterstock, Inc.	33,206
22,000		SoftBank Corp.	289,679
2,200		SoftBank Group Corp.	131,330
4,185		Spark New Zealand Ltd.	12,929
1,007	[1]	Spotify Technology S.A.	258,205
92		Swisscom AG	52,553
1,827		Tegna, Inc.	25,596

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Communication Services—continued
5,372		Telefonica Brasil	$ 58,874
1,430		Telenor ASA	15,646
11,479		Telstra Group LTD.	28,534
15,896		Tencent Holdings Ltd.	558,552
14,597		TIM S.A./Brazil	53,354
1,217	[1]	T-Mobile USA, Inc.	198,736
1,988	[1]	Trade Desk, Inc./The	169,835
9,789		Verizon Communications, Inc.	391,756
13,277		Vivendi S.A.	148,224
2,574		Vodafone Group PLC	2,266
13,469		WPP PLC	120,745
1,816	[1]	ZipRecruiter, Inc.	23,099
12,202	[1]	ZoomInfo Technologies, Inc.	204,505
		TOTAL	12,374,258
		Consumer Discretionary—7.0%
213	[1]	Abercrombie & Fitch Co., Class A	27,213
461		Academy Sports and Outdoors, Inc.	34,446
526		Acushnet Holdings Corp.	33,885
59		Adidas AG	11,938
44,608	[1]	Alibaba Group Holding Ltd.	413,757
22,631	[1]	Amazon.com, Inc.	4,000,256
1,086		American Eagle Outfitters, Inc.	25,792
628	[1]	Aptiv PLC	49,920
6,326		Aristocrat Leisure Ltd.	192,030
189,900	[1]	Asset World Corp. PCL	20,495
584	[1]	Atmus Filtration Technologies, Inc.	13,940
2,567		Bayerische Motoren Werke AG	303,165
2,664		Berkeley Group Holdings PLC	156,269
67	[1]	Birkenstock Holding Ltd.	3,351
192		Bloomin Brands, Inc.	5,219
169	[1]	Booking Holdings, Inc.	586,232
538		BorgWarner, Inc.	16,748
6,000		Bridgestone Corp.	258,472
667		BRP, Inc.	44,026
5,649		Burberry Group PLC	91,608
5,070		BYD Co. Ltd.	124,776
3,000		BYD Co. Ltd.	79,347
1,288		Canadian Tire Corp. Ltd.	131,063
337	[1]	Carvana Co.	25,588
18,526		Chongqing Changan Automobile Co. Ltd.	38,098
11,600		Chow Tai Fook Jewellery Group Ltd.	17,311
1,696	[1]	Churchill Capital Corp. IV	5,597
1,248		Cie Financiere Richemont S.A.	199,198
1	[1]	Coupang LLC	19
4,608	[1]	Custom Truck One Source, Inc.	29,583
633	[1]	Dave & Buster’s Entertainment, Inc.	39,081
49		D’ieteren Group	9,435
12		Dillards, Inc., Class A	4,977
3,000		Eclat Textile Co. Ltd.	51,295

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
2,489	[1]	Everi Holdings, Inc.	$ 29,520
2,171		Evolution AB	281,606
3,808	[1]	Expedia Group, Inc.	521,011
15,960		Feng Tay Enterprise Co. Ltd.	83,533
877		Ferrari NV	370,076
9,115		Ford Motor Co.	113,391
219		Ford Otomotiv Sanayi A.S.	7,131
10,000		Fuyao Glass Industry Group Co. Ltd.	50,167
3,189		General Motors Co.	130,685
540		Gentex Corp.	19,726
164		Gildan Activewear, Inc.	5,711
30,000		Great Wall Motor Co., Ltd.	33,996
568	[1]	Green Brick Partners, Inc.	33,228
118		Group 1 Automotive, Inc.	31,937
51,000		Haidilao International Holding Ltd.	93,060
12,200		Haier Smart Home Co. Ltd.	40,860
599		Hankook Tire Co. Ltd.	24,425
294		Harley-Davidson, Inc.	10,663
133		Hermes International	333,775
262	[1]	Hilton Grand Vacations, Inc.	11,759
3,388		Home Depot, Inc.	1,289,507
1,800		Huizhou Desay Sv Automotive Co.	25,680
386		Hyundai Motor Co.	72,802
14,572		Indian Hotels Co. Ltd.	103,404
6,122		Industria de Diseno Textil S.A.	271,324
4		Installed Building Products, Inc.	956
1,356		International Game Technology PLC	36,843
207		Jack in the Box, Inc.	15,111
5,231	[1]	JD.com, Inc.	59,194
266		Jumbo S.A.	7,774
479		KB HOME	31,820
1,226		Kia Corp.	115,312
1,099		La Francaise des Jeux SAEM	46,013
217		La-Z-Boy, Inc.	8,244
134		Lear Corp.	18,405
4,023		Lennar Corp., Class A	637,686
3,586		Lennar Corp., Class B	528,469
2,200	[1]	Li Auto, Inc.	50,271
406	[1]	Light & Wonder, Inc.	40,807
741		Lowe’s Cos., Inc.	178,336
383		LVMH Moet Hennessy Louis Vuitton S.A.	350,778
1		Magna International, Inc.	55
2,629		Marriott International, Inc., Class A	656,908
908		Maruti Suzuki India Ltd.	123,935
12,400		Mazda Motor Corp.	143,499
4,114	[1]	Meituan	41,747
2,380		Mercedes-Benz Group AG	189,570
262		Meritage Corp.	41,307
12,589		MGM Resorts International	544,852

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Discretionary—continued
7,224		Michelin, Class B	$ 267,792
9,600	[1]	MINISO Group Holding Ltd.	44,267
48,200		Minor International PCL	42,729
200		Momo.com, Inc.	2,814
1,105		Next PLC	116,342
151	[1]	ODP Corp./The	8,528
425		OPAP S.A.	7,743
118	[1]	O’Reilly Automotive, Inc.	128,316
1,945	[1]	Ozon Holdings PLC, ADR	0
26,400		Panasonic Holdings Corp.	248,837
932	[1]	Pandora A/S	150,456
314		Patrick Industries, Inc.	37,661
4,108		Pearson PLC	49,837
103	[1]	Phinia, Inc.	3,525
4,002	[1]	Prosus NV	116,858
399		Pulte Group, Inc.	43,244
764	[1]	QuantumScape Corp.	4,790
1,531	[1]	Rivian Automotive, Inc.	17,331
22,378		Samvardhana Motherson International Ltd.	32,212
12,700		Sekisui Chemical Co.	179,297
10,500		Sekisui House Ltd.	234,274
126		Signet Jewelers Ltd.	12,822
298		Six Flags Entertainment Corp.	7,551
10,966		Sona Blw Precision Forgings Ltd.	91,033
2,800		Sony Group Corp.	240,721
1		Starbucks Corp.	95
9,182		Tata Motors Ltd.	105,180
405	[1]	Taylor Morrison Home Corp.	22,927
6,420	[1]	Tesla, Inc.	1,296,070
1		The Wendy’s Co.	18
118		Thor Industries, Inc.	15,125
2,131		Titan Industries Ltd.	93,688
6,225		TJX Cos., Inc.	617,146
14,400		Toyota Motor Corp.	345,599
355	[1]	Tri Pointe Homes, Inc.	12,560
265	[1]	Ulta Beauty, Inc.	145,368
653	[1]	United Parks & Resorts, Inc.	33,532
427		Upbound Group, Inc.	14,416
256	[1]	Visteon Corp.	28,959
183		Winnebago Industries, Inc.	13,127
337		Worthington Industries, Inc.	20,934
28,000		Yadae Group Holdings Ltd.	43,981
1,429		Yum China Holding, Inc.	61,290
10,000		Zhongsheng Group Holdings	18,355
		TOTAL	19,878,349
		Consumer Staples—3.8%
3,800		Ajinomoto Co., Inc.	139,279
146,000	[1]	Alibaba Health Information Technology Ltd.	63,886
966		Alimentation Couche-Tard, Inc.	59,911

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
17,054		Altria Group, Inc.	$ 697,679
39,121		Ambev S.A.	99,001
1,979		Anheuser-Busch InBev NV	119,384
7,745		Arca Continental, S.A.B. de C.V.	83,492
2,009	[1]	Avenue Supermarts Ltd.	94,925
249	[1]	Bellring Brands, Inc.	14,181
3,852		Bid Corp. Ltd.	90,059
4,667		BIM Birlesik Magazalar AS	57,981
506		Cal-Maine Foods, Inc.	29,090
1,819		Carlsberg A/S, Class B	253,304
84	[1]	Chefs Warehouse, Inc.	3,193
1		Chocoladefabriken Lindt & Sprungli AG	120,107
40		Coca-Cola Bottling Co.	33,632
5,745		Coca-Cola Femsa S.A.B. de C.V.	55,973
1,000		Colgate-Palmolive Co.	86,520
1,205		Costco Wholesale Corp.	896,387
1,241		Danone S.A.	79,165
9,197		Diageo PLC	344,111
312	[1]	elf Beauty, Inc.	65,061
357		Energizer Holdings, Inc.	10,192
6,514		General Mills, Inc.	418,069
1,000		Guangdong Haid Group Co. Ltd.	5,995
931		Henkel AG & Co. KGAA	62,810
10,488		Imperial Brands PLC	226,108
33		Ingles Markets, Inc., Class A	2,541
14,417		ITC Ltd.	70,527
25,100	[1]	JD Health International, Inc.	95,776
642		Jeronimo Martins SGPS S.A.	15,349
2,000		Kao Corp.	76,067
24,785	[1]	Kenvue, Inc.	470,915
364		Kerry Group PLC	31,928
623		Kesko	11,901
15,700		Kirin Holdings Co. Ltd.	218,391
6,014		Koninklijke Ahold NV	178,909
404		Korea Tobacco & Ginseng Corp.	28,246
2,903		Kraft Heinz Co./The	102,418
2,902		Kroger Co.	143,968
1,683		Loblaw Cos., Ltd.	179,368
754		L’Oreal S.A.	360,891
1		Lotus Bakeries	9,407
8,903		Mondelez International, Inc.	650,542
10,220	[1]	Monster Beverage Corp.	604,002
1,060		Mowi ASA	20,449
5,652		Nestle S.A.	587,361
800		Nongfu Spring Co. Ltd.	4,546
1,593		Orkla ASA	11,416
136		PepsiCo, Inc.	22,486
60		PriceSmart, Inc.	5,048
1,594		Primo Water Corp.	25,839

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
5,366		Procter & Gamble Co.	$ 852,872
164		Salmar ASA	10,398
1,300		Shanxi Xinghuacun Fen Wine Factory Co. Ltd.	41,969
3,822		Shoprite Holdings Ltd.	51,456
82		SpartanNash Co.	1,728
244	[1]	Sprouts Farmers Market, Inc.	15,235
3,717		Sysco Corp.	300,966
1		Tata Global Beverages Ltd.	14
72,693		Tesco PLC	255,959
77		The Anderson’s, Inc.	4,257
6,194		The Coca-Cola Co.	371,764
2,400		Tsingtao Brewery Co. Ltd.	26,775
1,464		Unilever PLC	71,595
138	[1]	United Natural Foods, Inc.	2,154
1		United Spirits Ltd.	14
66	[1]	Vita Coco Co., Inc./The	1,723
9,900		WalMart, Inc.	580,239
39		Weis Markets, Inc.	2,533
4,333		Woolworth’s Ltd.	91,947
		TOTAL	10,821,384
		Energy—2.7%
723		Aker BP ASA	17,551
7,638		ARC Resources Ltd.	130,175
914		Ardmore Shipping Corp.	14,834
21,764		BP PLC	127,077
64		California Resources Corp.	3,339
2,230		Canadian Natural Resources Ltd.	155,343
4,260		Chevron Corp.	647,563
12,000		China Oilfield Services Ltd.	10,583
216		Chord Energy Corp.	35,089
6,674		ConocoPhillips	751,092
382		CONSOL Energy, Inc.	32,783
937		CVR Energy, Inc.	31,090
2,958		DHT Maritime, Inc.	32,006
22,200		ENEOS Holdings, Inc.	95,835
9,326		Eni SpA	143,596
2,053		Equinor ASA	50,502
4,072		Exxaro Resources Ltd.	37,731
5,995		Exxon Mobil Corp.	626,597
1,038		Galp Energia SGPS S.A.	16,346
249	[1]	Gulfport Energy Corp.	35,355
960		Helmerich & Payne, Inc.	36,854
430		Hyundai Robotics Co. Ltd.	22,867
4,008		Imperial Oil Ltd.	250,790
643		International Seaways, Inc.	34,034
1,800		Liberty Energy, Inc.	38,484
4,008		Marathon Petroleum Corp.	678,274
1,035		MOL Hungarian Oil & Gas PLC	8,235
152		Motor Oil (Hellas) Corinth Refineries S.A.	4,336

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
964		Neste Oyj	$ 26,427
336		OMV AG	14,804
6,134		ORLEN S.A.	95,234
1,369		Peabody Energy Corp.	33,910
91,177		PetroChina Co. Ltd.	72,035
57,700		PetroChina Co. Ltd.	70,898
17,329		Petroleo Brasileiro S.A.	143,691
4,620		Phillips 66	658,396
78,300		PT Adaro Energy Indonesia TBK	12,032
23,000		PTT Public Co. Ltd.	22,007
4,836		Reliance Industries Ltd.	171,181
15,701		Repsol S.A.	249,622
6,423		Santos Ltd.	29,582
528		Scorpio Tankers, Inc.	35,445
3,600		Shanxi Lu’an Environmental Energy Development Co. Ltd.	12,932
17,530		Shell PLC	543,987
7,975		Suncor Energy, Inc.	274,011
12,123	[2]	Tatneft	0
194	[1]	Teekay Corp.	1,469
97		Teekay Tankers Ltd., Class A	5,318
5,471		TotalEnergies SE	350,058
9,258		Tupras Turkiye Petrol Rafinerileri A.S.	47,931
1,466	[1]	US Silica Holdings, Inc.	16,859
4,515		Valero Energy Corp.	638,692
708	[1]	Vitesse Energy, Inc.	16,093
6,205		Woodside Energy Group Ltd.	122,522
		TOTAL	7,733,497
		Financials—9.8%
10,480		ABSA Group Ltd.	89,284
5,933		Aflac, Inc.	479,030
364		Ageas	15,428
18,000		AIA Group Ltd.	145,661
3,582		AIB Group PLC	16,602
6,024		Al Rajhi Bank	143,091
417		Allianz SE	114,416
5,163		Alpha Bank AE	9,689
1,533	[1]	AlTi Global, Inc.	8,983
1,099		Amalgamated Financial Corp.	25,365
1,906	[1]	Ambac Financial Group, Inc.	31,182
3,927		American Express Co.	861,662
1,574		Ameriprise Financial, Inc.	641,185
20,200		AMMB Holdings Bhd	18,474
12,771		Arab National Bank	94,933
1,006	[1]	AssetMark Financial Holdings, Inc.	35,562
4,130		Aviva PLC	23,338
10,188		AXA S.A.	362,272
1		Axis Bank Ltd.	13
28,865		B3 S.A. - Brasil Bolsa Balcao	74,498
1,529		Bajaj Finance Ltd.	119,628

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
10,245		Banco Bilbao Vizcaya Argentaria S.A.	$ 101,776
28,438	[1]	Banco Bradesco S.A.	70,364
21,309		Banco del Bajio S.A.	78,876
1,596		Banco Do Brasil S.A.	18,576
1,754,622		Banco Santander Chile S.A.	85,328
682	[1]	Bancorp, Inc., DE	30,445
25,732		Bank Hapoalim BM	246,286
7,453		Bank Leumi Le-Israel	62,448
818		Bank of America Corp.	28,237
171,388		Bank of China Ltd.	67,638
78,456		Bank of Communications Ltd.	51,396
2,408		Bank of Ireland Group PLC	20,979
723		Bank of Nova Scotia, Toronto	35,059
641		Banner Corp.	28,101
8,355		Banque Saudi Fransi	84,916
12,397		BB Seguridade Participacoes S.A.	83,144
5,575	[1]	Berkshire Hathaway, Inc., Class B	2,282,405
1		BNP Paribas S.A.	60
94,500		BOC Hong Kong (Holdings) Ltd.	250,109
1,398		Byline Bancorp, Inc.	29,134
3,732	[1]	Cantaloupe, Inc.	24,258
859		Capital City Bank Group, Inc.	24,353
623		Cathay Bancorp, Inc.	24,328
174,501		China Construction Bank Corp.	107,874
1,045		China Merchants Bank Co. Ltd.	4,059
19,600		China Pacific Insurance Group Co. Ltd.	37,277
32,600		CIMB Group Holdings Berhad	44,383
1		Citigroup, Inc.	56
16,554		Citizens Financial Group, Inc.	519,630
453		CNO Financial Group, Inc.	12,091
175	[1]	Coastal Financial Corp.	6,718
10,630		Commerzbank AG	122,923
2,160		Commonwealth Bank of Australia	163,617
21,943		Corebridge Financial, Inc.	544,845
9,090		Credit Agricole S.A.	123,072
12,200		DBS Group Holdings Ltd.	303,116
5,092		Discover Financial Services	614,604
2,112		DNB Bank ASA	42,236
5	[1]	Donnelley Financial Solutions, Inc.	323
3,200		East West Bancorp, Inc.	233,152
1,097		Enact Holdings, Inc.	30,409
756		Enterprise Financial Services Corp.	30,180
16,042		Equitable Holdings, Inc.	549,278
781		Erste Group Bank AG	31,168
214		Essent Group Ltd.	11,464
5,988		Eurobank Ergasias S.A.	12,371
245		Fairfax Financial Holdings Ltd.	261,507
159		Federal Agricultural Mortgage Association, Class C	28,440
1		Fifth Third Bancorp	34

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
1,904		First BanCorp	$ 32,330
769		First Financial Corp.	28,630
595		First Merchants Corp.	19,754
20,129		FirstRand Ltd.	68,005
1,551	[1]	Flywire Corp.	44,033
455		Gjensidige Forsikring ASA	7,184
3,514		Great-West Lifeco, Inc.	108,231
89	[1]	Green Dot Corp.	731
1,186		Greene County Bancorp, Inc.	33,872
200		Groupe Bruxelles Lambert S.A.	15,008
3,255		Grupo Financiero Banorte S.A. de C.V.	33,669
29,440		Grupo Financiero Inbursa, S.A. de C.V., Class O	89,455
1,859		Hana Financial Holdings	79,163
1,608		Hanmi Financial Corp.	24,297
6,638		Hartford Financial Services Group, Inc.	636,186
2,221		HDFC Bank Ltd.	37,535
3,144		Heritage Commerce Corp.	26,064
3,300		Hithink RoyalFlush Information Network Co. Ltd.	62,902
70,673		HSBC Holdings PLC	550,841
24,400		Huatai Securities Co. Ltd.	28,805
13,200		Huatai Securities Co. Ltd.	26,701
3,234		iA Financial Corp., Inc.	200,548
17,933		ICICI Bank Ltd.	227,344
4,374		ICICI Lombard General Insurance Co. Ltd.	90,953
4,696		IndusInd Bank Ltd.	83,549
21,123		ING Groep N.V.	289,935
49,233		Insurance Australia Group Ltd.	198,516
146		Jackson Financial, Inc.	8,037
4,704		JPMorgan Chase & Co.	875,226
2,003		Julius Baer Gruppe AG	107,236
2,227		KB Financial Group, Inc.	105,403
569		KBC Groupe	40,022
37,728		KeyCorp	538,379
174		Komercni Banka A.S.	6,056
5,919		Kotak Mahindra Bank Ltd.	121,383
3,502	[1]	LendingClub Corp.	28,401
524,795		Lloyds Banking Group PLC	308,713
2,481		Macquarie Group Ltd.	315,156
32,800		Malayan Banking BHD	65,882
13,410		Manulife Financial Corp.	318,267
6,017	[1]	Marqeta, Inc.	39,291
3,084		Mastercard, Inc.	1,464,160
1		Meritz Finance Holdings Co.	63
627		Meta Financial Group, Inc.	31,877
876		MetLife, Inc.	61,092
77,660		Metro Bank and Trust Co.	85,617
155		Midland States Bancorp, Inc.	3,774
48,100		Mitsubishi UFJ Financial Group, Inc.	494,112
1		Mizrahi Tefahot Bank Ltd.	40

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
10,600		Mizuho Financial Group, Inc.	$ 197,657
754		Moneta Money Bank AS	3,313
651		Moody’s Corp.	247,002
1		Morgan Stanley	86
792		Muenchener Rueckversicherungs-Gesellschaft AG	368,527
1,789		National Bank of Greece	14,007
50,068		Natwest Group PLC	151,219
900		New China Life Insurance Co. Ltd.	4,104
58	[1]	NMI Holdings, Inc.	1,745
7,284		Nordea Bank Abp	88,526
906		OFG Bancorp.	32,815
1,513		Old Second Bancorp, Inc.	20,320
902		Onex Corp.	67,174
13,400		ORIX Corp.	281,611
2,714	[1]	Oscar Health, Inc.	44,130
550		OTP Bank RT	26,374
10,385		Oversea-Chinese Banking Corp. Ltd.	100,596
202		Partners Group Holding AG	290,132
6,369	[1]	Payoneer Global, Inc.	30,953
1	[1]	PayPal Holdings, Inc.	60
128,000		People’s Insurance, Co. (Group) of China Ltd.	42,572
76,000		PICC Property and Casualty Co., Ltd., Class H	103,859
23,600		Ping An Bank Co. Ltd.	34,748
2,000		Ping An Insurance (Group) Co. of China Ltd.	8,907
14,700		Ping An Insurance (Group) Co. of China Ltd.	87,680
1,580		Piraeus Bank S.A.	6,950
79,000		Postal Savings Bank of China Co. Ltd.	41,713
1,561		Powszechny Zaklad Ubezpieczen S.A.	19,202
131		Preferred Bank Los Angeles, CA	9,412
4,200		PT Bank Central Asia	2,633
173,900		PT Bank Mandiri Tbk	77,239
158,200		PT Bank Negara Indonesia	60,267
365,300		PT Bank Rakyat Indonesia Tbk	141,821
17,000		Public Bank Berhad	15,770
23,142		QBE Insurance Group Ltd.	262,255
6,991		Rand Merchant Investment Holdings Ltd.	15,178
1,000	[1]	Remitly Global, Inc.	20,620
3,392	[1]	Repay Holdings Corp.	29,477
5,195		Royal Bank of Canada	504,514
1,024		Sampo Oyj, Class A	45,790
10,055		Saudi British Bank/The	110,764
142	[1]	Siriuspoint Ltd.	1,742
537	[1]	Skyward Specialty Insurance Group, Inc.	19,649
35		Sofina	7,976
693		Southern Missouri Bancorp, Inc.	29,716
6,864		Standard Bank Group Ltd.	72,199
9,797		State Bank of India	88,474
271	[1]	StoneX Group, Inc.	18,769
4,000		Sumitomo Mitsui Financial Group, Inc.	222,766

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
561		Swiss Re AG	$ 67,653
1		Synchrony Financial	41
13,866		Synovus Financial Corp.	526,076
907,700		Thai Military Bank	46,613
3,246		The National Commercial Bank	36,854
2,978		The Travelers Cos., Inc.	658,019
635		Tiptree, Inc.	11,119
964		Toronto Dominion Bank	57,883
15,875		U.S. Bancorp	666,115
7,414		UBS Group AG	211,530
6,670		UniCredit SpA	223,049
5,500		United Overseas Bank Ltd.	114,613
5,605		Visa, Inc., Class A	1,584,197
675		WestAmerica Bancorp.	30,854
2,340		Willis Towers Watson PLC	637,907
2,601		Woori Financial Group, Inc.	29,187
9		Zurich Insurance Group AG	4,786
		TOTAL	27,915,276
		Health Care—6.8%
8,231		Abbott Laboratories	976,526
959		AbbVie, Inc.	168,832
9,856	[1,2]	Achillion Pharmaceuticals, Inc.	4,534
8,241	[1]	Adaptive Biotechnologies Corp.	33,871
181	[1]	Addus Homecare Corp.	16,703
4,325		Agilent Technologies, Inc.	594,082
1,344		Alcon, Inc.	114,389
3,867	[1]	Alector, Inc.	26,953
1,127	[1]	Alx Oncology Holdings, Inc.	16,533
2,889		Amgen, Inc.	791,095
432	[1]	AMN Healthcare Services, Inc.	24,309
5,758	[1]	Amneal Pharmaceuticals, Inc.	31,784
133	[1]	Argenx SE	49,334
4,100		Astellas Pharma, Inc.	45,254
185	[1]	Astrana Health, Inc.	8,332
2,129		AstraZeneca PLC	269,555
1,947	[1]	AstraZeneca PLC, Rights	604
78,100		Bangkok Dusit Medical Services Public Co., Ltd.	62,183
389	[1]	Biogen, Inc.	84,409
674		Biomerieux	73,683
411		Bruker Corp.	35,568
3,541	[1]	CareDx, Inc.	37,676
1,727		Carl Zeiss Meditec AG	212,401
500		China Resources Sanjiu Medical & Pharmaceutical Co. Ltd.	3,821
3,835		Cipla Ltd.	68,249
100		Cochlear Ltd.	22,785
140	[1]	Corvel Corp.	34,160
119		CSL Ltd.	22,162
122,000		CSPC Pharmaceutical Group Ltd.	95,037
6,010		CVS Health Corp.	446,964

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
4,164	[1]	Cytek Biosciences, Inc.	$ 32,063
841		Dr. Reddy’s Laboratories Ltd.	65,086
349		Ebos Group Ltd.	7,854
4,600		Eisai Co. Ltd.	191,448
1,573		Elevance Health, Inc.	788,466
2,771		Eli Lilly & Co.	2,088,447
926		Embecta Corp.	13,223
234		Ensign Group, Inc.	29,231
914	[1]	Entrada Therapeutics, Inc.	12,092
1,323		Fisher & Paykel Healthcare Corp. Ltd.	19,718
322		Gedeon Richter Rt	8,575
13,365	[1]	Geron Corp.	26,730
9,156		Gilead Sciences, Inc.	660,148
19,680		GSK PLC	413,341
114	[1]	Halozyme Therapeutics, Inc.	4,538
165		Hanmi Pharmaceutical Co. Ltd.	41,450
1,781	[1]	HilleVax, Inc.	32,325
3,616	[1]	Hims & Hers Health, Inc.	47,153
1,400		Hoya Corp.	182,616
533		Humana, Inc.	186,721
204	[1]	ImmunityBio, Inc.	965
1	[1]	Incyte Genomics, Inc.	58
307	[1]	Inmode Ltd.	6,754
2,180	[1]	Intuitive Surgical, Inc.	840,608
23	[1]	iRadimed Corp.	965
2,769	[1]	iTeos Therapeutics, Inc.	29,656
2,352		Johnson & Johnson	379,566
1,145		Koninklijke Philips NV	22,922
633	[1]	Lantheus Holdings, Inc.	41,386
7		LeMaitre Vascular, Inc.	490
15,707	[1]	Lyell Immunopharma, Inc.	45,864
7,582	[1]	Max Healthcare Institute Ltd.	71,850
5,954	[1]	MaxCyte, Inc.	27,388
10,195		Merck & Co., Inc.	1,296,294
292		Merck KGAA	49,819
189	[1]	Merit Medical Systems, Inc.	14,402
3,649	[1]	MiMedx Group, Inc.	29,776
4,902		Novartis AG	495,514
7,164		Novo Nordisk A/S	856,614
5,026	[1]	Omniab, Inc.	29,352
4,600		Ono Pharmaceutical Co. Ltd.	76,167
915	[1]	Option Care Health, Inc.	29,527
244		Orion Oyj	9,602
1,661		Owens & Minor, Inc.	40,412
228	[1]	PetIQ, Inc.	4,152
4,700	[1]	Prime Medicine, Inc.	40,561
958	[1]	Progyny, Inc.	34,986
5,202	[1]	Qiagen NV	222,594
3,378	[1]	Relay Therapeutics, Inc.	33,848

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—continued
887		Roche Holding AG	$ 232,491
96	[1]	Samsung Biologics Co. Ltd.	55,873
1,975	[1]	Sana Biotechnology, Inc.	19,829
3,550		Sanofi	337,285
1	[1]	Scilex Holding Co.	2
1,100		Shenzhen Mindray Bio-Medical Electronics Co. Ltd.	44,115
10,478		Sonic Healthcare Ltd.	202,809
758		Sonova Holding AG	233,620
775		Straumann Holding AG	122,417
7,738	[1]	Summit Therapeutics, Inc.	35,131
4,300		Terumo Corp.	167,815
2,306		The Cigna Group	775,139
2,142	[1]	Tyra Biosciences, Inc.	42,819
288		UCB S.A.	33,114
129	[1]	UFP Technologies, Inc.	26,872
3,173		UnitedHealth Group, Inc.	1,566,193
643	[1]	Veracyte, Inc.	15,143
1,794	[1]	Vertex Pharmaceuticals, Inc.	754,808
1,590	[1]	Vir Biotechnology, Inc.	17,872
507	[1]	Wave Life Sciences Ltd.	2,439
3,600		WuXi AppTec Co. Ltd.	27,334
6,100		Yunnan Baiyao Group Co. Ltd.	42,261
3,642		Zoetis, Inc.	722,318
		TOTAL	19,432,804
		Industrials—6.8%
63		A P Moller-Maersk A/S	85,347
2,804		ABB Ltd.	129,215
269		ABM Industries, Inc.	11,112
58	[1]	AerCap Holdings NV	4,476
305		Airbus Group SE	50,437
1,349	[1]	APi Group Corp.	47,282
258		Applied Industrial Technologies, Inc.	48,992
274	[1]	Atkore, Inc.	46,416
19,000		Atlas Copco AB, Class A	329,664
18,406		Atlas Copco AB, Class B	275,730
3,013		Auckland International Airport Ltd.	14,858
1,592		Automatic Data Processing, Inc.	399,799
193		AZZ, Inc.	14,050
314,200		Bangkok Expressway and Metro PCL	70,649
34		Barrett Business Services, Inc.	4,148
390	[1]	Beacon Roofing Supply, Inc.	33,497
757		Bidvest Group Ltd.	9,220
125	[1]	BlueLinx Holdings, Inc.	15,856
311		Boise Cascade Co.	42,268
6,032		Bouygues S.A.	238,475
16,488		Brambles Ltd.	161,579
2,396		Brenntag AG	218,471
1,335		Brookfield Business Corp.	30,518
400	[1]	Builders Firstsource, Inc.	78,072

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
1,651		Canadian National Railway Co.	$ 214,071
2,897		Caterpillar, Inc.	967,482
574	[1]	CBIZ, Inc.	43,354
1,038		Cintas Corp.	652,497
2,500		CK Hutchison Holdings Ltd.	12,759
2,766		Compagnie de St. Gobain	213,102
63		Computershare Ltd.	1,064
1,600		Costamare, Inc.	18,192
289		CRA International, Inc.	38,304
19,087		CSX Corp.	724,161
1,882		Deere & Co.	687,024
1		Delta Air Lines, Inc.	42
541		Doosan Bobcat, Inc.	19,125
1,778		Emcor Group, Inc.	557,439
166		Encore Wire Corp.	40,006
1,067		Enerpac Tool Group Corp.	35,969
7,205		Epiroc AB	130,847
1,322	[1]	Exlservice Holding, Inc.	41,141
4,330		Expeditors International Washington, Inc.	517,868
1		Fastenal Co.	73
862		FedEx Corp.	214,612
3,101		Ferguson PLC	655,707
780		FTAI Aviation Ltd.	43,906
446	[1]	GMS, Inc.	39,832
1,050		Groupe Eurotunnel SE	17,927
830		GS Holdings Corp.	29,984
621		H&E Equipment Services, Inc.	35,080
50		Heidrick & Struggles International, Inc.	1,700
1,100		Hitachi Ltd.	92,686
785	[1]	Hub Group, Inc.	33,386
328	[1]	Huron Consulting Group, Inc.	32,187
63		Hyster-Yale Materials Handling, Inc.	3,709
5,453	[1]	Hyundai Merchant Marine Co., Ltd.	74,825
485		IMCD Group NV	73,912
7,200		Itochu Corp.	313,773
1,776	[1]	JELD-WEN Holding, Inc.	32,323
3,800		Kawasaki Kisen Kaisha Ltd.	182,917
351		Kingspan Group PLC	31,699
1,235		Koc Holding A.S.	6,648
3,200		Komatsu Ltd.	92,829
773		Kone OYJ, Class B	37,840
199		Kongsberg Gruppen ASA	12,677
2,697		Korean Air Co. Ltd.	46,653
623		Korn Ferry	39,660
723		Kuehne & Nagel International AG	243,414
7,569		Lifco AB	201,959
1,632		Lockheed Martin Corp.	698,888
1,400		Marubeni Corp.	23,140
370	[1]	Masonite International Corp.	48,189

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
135		Maximus, Inc.	$ 11,294
17,996		Melrose Industries PLC	144,362
32,300		Metallurgical Corp of China Ltd.	14,904
1,515		Metso Corp.	16,183
19,800		Mitsubishi Corp.	424,154
14,000		Mitsubishi Electric Corp.	221,438
8,000		Mitsui & Co.	350,544
26	[1]	MYR Group, Inc.	4,224
230		Mytilineos Holdings S.A.	8,949
3,464		NIBE Industrier AB	19,403
1,415		Northrop Grumman Corp.	652,343
9,600		Obayashi Corp.	93,089
199		Old Dominion Freight Lines, Inc.	88,054
1,910		Owens Corning, Inc.	286,080
191	[1]	P.A.M. Transportation Services, Inc.	3,537
5,631		PACCAR, Inc.	624,422
1,529		Polycab India Ltd.	87,708
2		Preformed Line Products Co.	275
547		Primoris Services Corp.	21,612
52,800		PT Astra International Tbk	17,582
935		Randstand NV	51,608
9,244		Relx PLC	405,402
16,126	[1]	Rumo S.A.	73,703
336		Rush Enterprises, Inc., Class B	16,945
15,900		S.F Holding Co. Ltd.	84,455
731		Safran S.A.	153,145
799	[1]	Saia, Inc.	459,745
198		Schneider Electric S.A.	44,944
15,100		SG Holdings Co. Ltd.	189,445
2,353		Siemens AG	465,376
76		Simpson Manufacturing Co., Inc.	15,860
548		SK Holdings Co. Ltd., Class A	79,227
5,138		Smith (A.O.) Corp.	425,940
8,155		Smiths Group PLC	165,650
12		Standex International Corp.	2,076
261	[1]	Sterling Construction Co., Inc.	27,833
1,700		Sungrow Power Supply Co., Ltd.	20,622
635		Terex Corp.	36,417
217		Textainer Group Holdings Ltd.	10,828
1,690		TFI International, Inc.	249,699
775		Thomson Reuters Corp.	122,342
804	[1]	Titan International, Inc.	10,259
1,900		Toppan Holdings, Inc.	45,299
2,582		Trane Technologies PLC	728,047
325	[1]	TriNet Group, Inc.	41,603
813		Universal Truckload Services, Inc.	27,504
1	[1]	Veralto Corp.	86
2,405		Verisk Analytics, Inc.	581,770
2,773		Vinci S.A.	355,007

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
2,000		Voltronic Power Technology Corp.	$ 101,243
1,078		Wartsila OYJ, Class B	16,687
13,719		Weg S.A.	101,255
2,000		Weichai Power Co. Ltd.	4,693
47,000		Weichai Power Co. Ltd., Class H	92,556
9,600	[1]	Willscot Corp.	458,400
		TOTAL	19,392,541
		Information Technology—14.0%
2,173		Accenture PLC	814,397
4,000		Accton Technology Corp.	65,798
1,633	[1]	ACM Research, Inc.	50,492
229	[1]	Adobe, Inc.	128,304
644	[1]	Advanced Micro Devices, Inc.	123,989
303	[1]	Agilysys, Inc.	23,573
595	[1]	Alarm.com Holdings, Inc.	45,036
1,194		Amkor Technology, Inc.	37,038
179	[1]	AppFolio, Inc.	43,334
35,411		Apple, Inc.	6,400,538
1,943		Applied Materials, Inc.	391,748
5,013	[1]	AppLovin Corp.	299,376
16,000		ASE Industrial Holding Co. Ltd.	70,167
1,045		ASML Holding N.V.	988,696
201	[1]	Axcelis Technologies, Inc.	22,647
6,600		Azbil Corp.	193,827
201		Badger Meter, Inc.	31,897
30		Bel Fuse, Inc.	1,559
115		Belden, Inc.	9,796
610	[1]	Blackline, Inc.	34,605
1,222		Broadcom, Inc.	1,589,199
6,700		Brother Industries Ltd.	112,326
19,500		BYD Electronic International Co. Ltd.	73,411
2,061	[1]	CGI, Inc., Class A	236,632
68,000		Chinasoft International Ltd.	44,146
19,422		Cisco Systems, Inc.	939,442
714	[1]	Clear Secure, Inc.	13,744
7,891		Cognizant Technology Solutions Corp.	623,547
1,219		Dassault Systemes S.A.	56,962
6,400		Delta Electronics (Thailand) PLC	12,797
12,000		Delta Electronics, Inc.	111,600
1	[1]	DocuSign, Inc.	53
9,699	[1]	Dropbox, Inc.	232,291
9,636	[1]	Dynatrace Holdings LLC	477,464
1,000		eMemory Technology, Inc.	85,966
225	[1]	Fabrinet	48,503
1	[1]	Fortinet, Inc.	69
1,500		Fujitsu Ltd.	233,980
6,642	[1]	Gitlab, Inc.	479,021
1,000		Global Unichip Corp.	50,450
5,000		Globalwafers Co. Ltd.	88,381

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
9,116	[1]	HashiCorp, Inc.	$ 237,654
6,000		Hon Hai Precision Industry Co. Ltd.	19,560
36	[1]	Ichor Holdings Ltd.	1,541
7,880		Infineon Technologies AG	282,077
10,597		Infosys Ltd.	213,210
162	[1]	Insight Enterprises, Inc.	30,456
20,000		Inventec Co. Ltd.	34,671
7,480		Ja Solar Technology Co. Ltd.	19,551
3,140		Jabil, Inc.	452,443
6,503		Jinko Solar Co Ltd.	7,995
933		Lam Research Corp.	875,387
7,693	[1]	Lattice Semiconductor Corp.	589,361
11,400		Lens Technology Co. Ltd.	19,195
24,000		Lite-On Technology Corp.	82,954
661	[1]	LiveRamp Holdings, Inc.	23,122
794		Logitech International S.A.	70,060
11,600		LONGi Green Energy Technology Co. Ltd.	34,255
152		LTIMindtree Ltd.	9,789
592	[1]	Marathon Patent Group, Inc.	15,333
6,000		MediaTek, Inc.	215,697
5,965		Microchip Technology, Inc.	501,895
1		Micron Technology, Inc.	91
16,667		Microsoft Corp.	6,894,138
10,000		Nan Ya Printed Circuit Board Corp.	67,006
12,184		Nokia Oyj	42,982
3,200		Nomura Research Institute Ltd.	89,933
1	[1]	Nutanix, Inc.	63
5,949		NVIDIA Corp.	4,706,373
1	[1]	Okta, Inc.	107
2,229	[1]	Palo Alto Networks, Inc.	692,216
546	[1]	PDF Solutions, Inc.	18,559
511	[1]	Perficient, Inc.	33,149
1,090	[1]	Photronics, Inc.	31,381
7,000		Prime View International Co., Ltd.	54,305
619		Progress Software Corp.	33,030
6,080		Qualcomm, Inc.	959,363
244	[1]	Qualys, Inc.	41,934
16,000		Quanta Computer, Inc.	116,874
27,300		Ricoh Co. Ltd.	226,593
5,317		Sage Group PLC/The	83,726
362	[1]	Salesforce, Inc.	111,793
12,391		Samsung Electronics Co. Ltd.	680,192
39		Samsung SDI Co. Ltd.	11,076
450		Samsung SDS Co. Ltd.	54,156
453	[1]	Sanmina Corp.	28,630
1,343		SAP SE	250,959
14,509	[1]	SentinelOne, Inc.	408,718
758	[1]	Shenzhen Transsion Holdings Co., Ltd.	16,722
2,812	[1]	Shopify, Inc.	214,845

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,521		SK Hynix, Inc.	$ 180,236
361	[1]	SMART Global Holdings, Inc.	7,678
7,946	[1]	Smartsheet, Inc.	335,401
3,376	[1]	Snowflake, Inc.	635,633
1,618	[1]	Sprinklr, Inc.	21,083
239	[1]	SPS Commerce, Inc.	44,253
3,253		STMicroelectronics N.V.	147,888
166	[1]	Super Micro Computer, Inc.	143,776
53,122		Taiwan Semiconductor Manufacturing Co. Ltd.	1,155,270
3,723		Tata Consultancy Services Ltd.	184,992
892		Tata Elxsi Ltd.	85,308
1		TD SYNNEX Corp.	104
1,273	[1]	Teradata Corp.	47,890
2,200		Tokyo Electron Ltd.	544,043
5,346		Trina Solar Co. Ltd.	18,637
1	[1]	Twilio, Inc.	60
23,404	[1]	UiPath, Inc.	555,845
1,000		Unimicron Technology Corp.	5,661
74,568		United Microelectronics Corp.	114,794
1,039	[1]	Veeco Instruments, Inc.	37,622
1,542		Vishay Intertechnology, Inc.	33,538
1		Wisetech Global Ltd.	62
28,000		WPG Holdings Co., Ltd.	82,313
318	[1]	Xero Ltd.	26,370
8,601	[1]	Zoom Video Communications, Inc.	608,349
11,800		ZTE Corp.	26,665
		TOTAL	39,935,392
		Materials—2.3%
95		Air Liquide S.A.	19,305
44,236		Alrosa AO	0
8,655		ArcelorMittal S.A.	225,857
1,300		Asahi Kasei Corp.	9,050
1,370		Asian Paints (India) Ltd.	46,889
9,220		Berger Paints India Ltd.	68,820
7,808	[1]	Berry Global Group, Inc.	454,504
11,648		BHP Billiton Ltd.	334,577
3,401		Cherepovets MK Severstal	0
21,877		China Hongqiao Group Ltd.	16,970
13,614	[1]	Cleveland-Cliffs, Inc.	283,171
3,000		CMOC Group Ltd.	1,857
2,863		Companhia Vale Do Rio Doce	38,581
844	[1]	Constellium SE	16,365
1		Corteva, Inc.	53
4,524		CRH PLC	375,758
10,893		Dow, Inc.	608,701
7	[1]	DSM-Firmenich AG	750
1		DuPont de Nemours, Inc.	69
5,107	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
8,400		Ganfeng Lithium Group Co Ltd.	27,778

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
5		Givaudan S.A.	$ 20,992
32,959		Glencore PLC	156,406
3,454		Grasim Industries Ltd.	91,415
478		Greif, Inc.	30,602
468		Hawkins, Inc.	32,877
2,329		Heidelberg Materials AG	225,860
3,637		Holcim Ltd.	296,704
1,207		Hyundai Steel Co.	32,651
6,885		Independence Group NL	35,729
41		Innospec, Inc.	5,095
6,490	[1]	James Hardie Industries PLC, GDR	256,915
200		JFE Holdings, Inc.	3,280
40,019		Kinross Gold Corp.	195,797
30		L.G. Chemical Ltd.	10,242
2,032		Luberef	91,111
9,400		Mitsubishi Chemical Holdings Corp.	53,908
27,700		Nippon Paint Holdings Co. Ltd.	206,473
362		Norilsk Nickel	0
3,054		Norsk Hydro ASA	15,722
23,929	[2]	Novolipetski Metallurgicheski Komb OAO	0
3,346		Nucor Corp.	643,436
1,955		Nutrien Ltd.	102,046
2,106		Oci NV	55,510
280		Olympic Steel, Inc.	19,046
2,099		Pactiv Evergreen, Inc.	30,960
2,034		PI Industries Ltd.	90,714
4		Polymetal International PLC	0
274		Polyus PJSC	0
253		POSCO Holdings, Inc.	82,270
3,258	[1]	PQ Group Holdings, Inc.	31,440
4,315		Queen’s Road Capital Investment Ltd.	2,671
455		Reliance, Inc.	146,155
575	[1,2]	Resolute Forest Products, Rights	816
859		Rio Tinto PLC	55,126
66,277	[1]	Rusal	0
920		Ryerson Holding Corp.	29,054
1,790		Saudi Arabian Fertilizers Co.	59,757
3,700		Shin-Etsu Chemical Co. Ltd.	158,030
596		Smurfit Kappa Group PLC	25,437
3,958		Steel Dynamics, Inc.	529,659
1,330		Stora Enso Oyj, Class R	16,824
2,962		SunCoke Energy, Inc.	31,723
1,746		Suzano Papel e Celulose S.A.	19,792
168	[1]	Syensqo S.A.	15,006
479		Umicore S.A.	9,997
1,211		UPM - Kymmene Oyj	40,511
266		Va Stahl Ag	7,271
1,107		West Fraser Timber Co. Ltd.	89,089
1,050	[1]	Worthington Steel, Inc.	33,243

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Materials—continued
378		Yara International ASA	$ 11,755
42,800		Zhongjin Gold Corp Ltd.	62,038
20,000		Zijin Mining Group Co. Ltd.	36,554
		TOTAL	6,726,764
		Real Estate—1.5%
1,203	[1]	Apartment Investment & Management Co., Class A	8,878
2,559		Armada Hoffler Properties, Inc.	26,051
3,070		Avalonbay Communities, Inc.	543,482
2,166		Broadstone Net Lease, Inc.	32,295
1,080		Chatham Lodging Trust	11,016
115,000		China Overseas Property Holdings Ltd.	97,258
3,800		China Resources Mixc Lifestyle Services Ltd.	11,583
45,500		CK Asset Holdings Ltd.	211,003
6,742	[1]	CoStar Group, Inc.	586,756
118		Covivio	5,302
4,015		Crown Castle, Inc.	441,409
100		Daito Trust Construction Co. Ltd.	11,864
1,002		DigitalBridge Group, Inc.	18,407
1		DLF Ltd.	11
841		Equinix, Inc.	747,498
50,570		Fibra Uno Administracion S.A.	91,146
36		FirstService Corp.	5,924
34		Gecina S.A.	3,284
623		Global Medical REIT, Inc.	5,576
3,442		Global Net Lease, Inc.	24,817
10,584		Goodman Group	206,123
10,546		Invitation Homes, Inc.	359,302
766		Klepierre S.A.	19,453
2,690		Land Securities Group PLC	21,062
481		LEG Immobilien SE	35,389
3,912		LXP Industrial Trust	33,878
1	[1]	Macrotech Developers Ltd.	14
17,300		Mitsubishi Estate Co. Ltd.	265,978
1,844	[1]	Opendoor Technologies, Inc.	5,679
2,960		Physicians Realty Trust	33,241
1,697		ProLogis, Inc.	226,159
406		Ryman Hospitality Properties, Inc.	48,103
3,866		Service Properties Trust	26,289
19,500		Swire Pacific Ltd., Class A	161,863
1,801		UMH Properties, Inc.	27,735
177		Vonovia SE	4,939
403		Warehouses De Pauw SCA	10,760
2,236		Whitestone Project	27,547
		TOTAL	4,397,074
		Utilities—1.5%
27,567		AES Corp.	419,018
1,072		Algonquin Power & Utilities Corp.	6,264
308		Allete, Inc.	17,445
72		AltaGas Ltd.	1,543

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Utilities—continued
1		American Electric Power Co., Inc.	$ 85
420		Black Hills Corp.	21,853
371		CEZ A.S.	12,678
22,000		China Resources Power Holdings Co. Ltd.	47,566
2,100		Chubu Electric Power Co., Inc.	26,162
10,527		E.On AG	134,399
702		EDP Renovaveis S.A.	9,556
67		Elia System Operator S.A./NV	7,439
48,395		Enel SpA	308,017
7,143		Energias de Portugal S.A.	28,402
8,598		Engie	137,893
4,886		Engie Brasil Energia S.A.	41,301
1,800		ENN Ecological Holdings Co. Ltd.	4,679
1		Exelon Corp.	36
10		Fortis, Inc. / Canada	386
1,023		Fortum Oyj	12,779
62,000		Huaneng Power International, Inc.	34,883
14,200		Huaneng Power International, Inc.	17,413
3,631		Hydro One Ltd.	108,222
30,986		Iberdrola S.A.	355,735
86		Korea Electric Power Corp.	1,603
2,600		Manila Electric Co.	18,040
2,941		Meridian Energy Ltd.	10,718
1,581		Mighty River Power Ltd.	6,429
11,577		National Grid-SP PLC	151,664
9,021		NRG Energy, Inc.	499,042
155		Oesterreichische Elektrizitaetswirtschafts AG	11,209
4,531		OGE Energy Corp.	149,115
1,181,504		OJSC Inter Rao Ues	0
572		ONE Gas, Inc.	34,091
10,385		Origin Energy Ltd.	60,729
422		Otter Tail Corp.	38,174
16,853	[1]	PGE S.A.	33,656
7,774		Pinnacle West Capital Corp.	531,197
312		PNM Resources, Inc.	11,391
482	[1]	Public Power Corp.	6,279
2,483		SSE PLC	50,959
2,600		Tokyo Gas Co. Ltd.	56,902
596		Unitil Corp.	30,372
13,457		Vistra Corp.	733,945
		TOTAL	4,189,269
		TOTAL COMMON STOCKS (IDENTIFIED COST $133,524,642)	172,796,608
		FOREIGN GOVERNMENTS/AGENCIES—8.3%
		Sovereign—8.3%
AUD 350,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	219,891
400,000		Australia, Government of, Sr. Unsecd. Note, Series 155, 2.500%, 5/21/2030	240,125
EUR 180,000		Belgium, Government of, Series 74, 0.800%, 6/22/2025	188,402
600,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	566,450

Shares, Principal Amount or Contracts		Value
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
BRL 1,250,000	Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	$ 255,081
EUR 300,000	Bundesrepublik Deutschland, Unsecd. Note, 2.100%, 11/15/2029	319,053
350,000	Buoni Poliennali del Tes, Sr. Unsecd. Note, 5.000%, 8/1/2039	413,573
CAD 350,000	Canada, Government of, 5.750%, 6/1/2033	303,187
480,000	Canada, Government of, Series WL43, 5.750%, 6/1/2029	391,236
200,000	Canada, Government of, Unsecd. Note, 1.250%, 3/1/2027	136,875
460,000	Canada, Government of, Unsecd. Note, 2.250%, 6/1/2025	329,967
EUR 606,000	France, Government of, 0.500%, 5/25/2025	633,117
100,000	France, Government of, 5.750%, 10/25/2032	131,814
150,000	France, Government of, Bond, 4.500%, 4/25/2041	190,197
600,000	France, Government of, O.A.T., 5.500%, 4/25/2029	732,912
300,000	France, Government of, Unsecd. Note, 1.000%, 5/25/2027	306,520
450,000	France, Government of, Unsecd. Note, 1.250%, 5/25/2036	398,798
200,000	France, Government of, Unsecd. Note, 1.750%, 5/25/2066	145,698
300,000	France, Government of, Unsecd. Note, 1.750%, 6/25/2039	271,184
300,000	France, Government of, Unsecd. Note, 2.500%, 5/25/2030	320,280
840,000	Germany, Government of, 0.250%, 2/15/2027	847,362
450,000	Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	588,456
300,000	Germany, Government of, Bond, Series 08, 4.750%, 7/4/2040	417,461
500,000	Germany, Government of, Unsecd. Note, 0.500%, 2/15/2025	525,752
480,000	Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	449,485
600,000	Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	687,586
825,000	Italy, Government of, Unsecd. Note, 1.600%, 6/1/2026	859,583
208,000	Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	193,430
JPY 80,000,000	Japan (40 Year issue), Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	358,255
72,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	527,633
140,000,000	Japan, Government of, Sr. Unsecd. Note, Series 122, 1.800%, 9/20/2030	1,016,700
215,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	1,506,033
60,000,000	Japan, Government of, Sr. Unsecd. Note, Series 351, 0.100%, 6/20/2028	396,592
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	623,979
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	506,160
90,000,000	Japan, Government of, Sr. Unsecd. Note, Series 92, 2.100%, 12/20/2026	632,125
$ 30,000	Mexico, Government of, Series MTNA, 6.750%, 9/27/2034	31,600
MXN 15,000,000	Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	812,438
EUR 370,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	395,643
60,000	Netherlands, Government of, Unsecd. Note, 2.750%, 1/15/2047	64,555
80,000	Netherlands, Government of, Unsecd. Note, 3.750%, 1/15/2042	97,645
250,000	Spain, Government of, 4.200%, 1/31/2037	291,113
600,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	619,948
640,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	649,830
780,000	Spain, Government of, Sr. Unsecd. Note, 2.750%, 10/31/2024	837,628
100,000	Spain, Government of, Sr. Unsecd. Note, 2.900%, 10/31/2046	94,257
GBP 700,000	United Kingdom, Government of, 2.750%, 9/7/2024	874,307
630,000	United Kingdom, Government of, 3.250%, 1/22/2044	662,522
270,000	United Kingdom, Government of, Bond, 4.250%, 3/7/2036	341,843
480,000	United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	545,389
600,000	United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	427,995

Shares, Principal Amount or Contracts			Value
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
GBP 220,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	$ 282,752
		TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $26,891,000)	23,660,417
		CORPORATE BONDS—5.9%
		Capital Goods - Aerospace & Defense—0.3%
$ 145,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	142,126
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	246,065
215,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	210,101
90,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.550%, 1/15/2026	87,737
90,000	[3]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.303% (CME Term SOFR 3 Month +1.996%), 2/15/2042	77,981
		TOTAL	764,010
		Capital Goods - Building Materials—0.1%
125,000		Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	114,306
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	92,846
		TOTAL	207,152
		Capital Goods - Construction Machinery—0.2%
315,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 2.450%, 8/12/2031	253,731
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	200,677
195,000		Deere & Co., Sr. Unsecd. Note, 2.750%, 4/15/2025	190,014
		TOTAL	644,422
		Capital Goods - Diversified Manufacturing—0.0%
75,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	67,189
50,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	50,240
		TOTAL	117,429
		Communications - Cable & Satellite—0.0%
30,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., 5.050%, 3/30/2029	28,715
		Communications - Media & Entertainment—0.0%
20,000		Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	19,700
70,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	68,532
		TOTAL	88,232
		Communications - Telecom Wireless—0.2%
330,000		Crown Castle, Inc., Sr. Unsecd. Note, 5.000%, 1/11/2028	325,201
80,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	64,941
300,000		T-Mobile USA, Inc., Series WI, 3.400%, 10/15/2052	208,547
		TOTAL	598,689
		Communications - Telecom Wirelines—0.1%
364,000		AT&T, Inc., Sr. Unsecd. Note, 3.550%, 9/15/2055	248,225
		Consumer Cyclical - Automotive—0.2%
200,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	199,222
70,000		General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	67,567
235,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	196,419
145,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	144,645
		TOTAL	607,853
		Consumer Cyclical - Retailers—0.3%
600,000		Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	536,259
225,000		AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	214,156
		TOTAL	750,415
		Consumer Cyclical - Services—0.0%
130,000		Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	126,079

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Health Care—0.3%
$ 39,153		CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	$ 38,760
105,000		GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	116,687
250,000		HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	248,608
400,000		PerkinElmer, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2029	360,321
		TOTAL	764,376
		Consumer Non-Cyclical - Pharmaceuticals—0.0%
90,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2026	87,409
		Consumer Non-Cyclical - Tobacco—0.5%
145,000		BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	143,546
EUR 520,000		Philip Morris International, Inc., Sr. Unsecd. Note, 2.875%, 5/14/2029	539,243
$ 450,000		Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	459,203
200,000		Reynolds American, Inc., Sr. Unsecd. Note, 5.850%, 8/15/2045	181,856
		TOTAL	1,323,848
		Energy - Independent—0.0%
85,000		Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	92,921
		Energy - Integrated—0.0%
35,000		Petro-Canada, Deb., 7.000%, 11/15/2028	37,421
		Energy - Midstream—0.4%
130,000		Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	113,081
325,000		Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	319,857
80,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	77,603
190,000		ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	197,086
70,000		Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	63,042
250,000		Targa Resources, Inc., Sr. Unsecd. Note, 6.250%, 7/1/2052	253,621
		TOTAL	1,024,290
		Financial Institution - Banking—1.1%
500,000		Bank of America Corp., Sr. Unsecd. Note, 2.687%, 4/22/2032	418,911
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 4.875%, 4/1/2044	94,629
300,000		Bank of America Corp., Sub. Note, Series MTN, 4.000%, 1/22/2025	295,707
115,000		Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	96,593
300,000		Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	265,553
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	239,669
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	245,303
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	245,557
100,000	[3]	JPMorgan Chase & Co., Series S, 6.750%, 8/1/2072	100,610
100,000	[3]	KeyCorp, Sr. Unsecd. Note, 6.401% (SOFR +2.420%), 3/6/2035	100,330
70,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.794%, 2/13/2032	55,441
200,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	201,177
11,587	[2]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	4,867
225,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	225,089
250,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	252,578
300,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	237,689
		TOTAL	3,079,703
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
140,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	136,109
70,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, 144A, 4.125%, 11/1/2024	69,217
		TOTAL	205,326
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	222,847

Shares, Principal Amount or Contracts			Value
		CORPORATE BONDS—continued
		Financial Institution - Insurance - Life—0.1%
$ 160,000		AIA Group Ltd., Sr. Unsecd. Note, 144A, 4.950%, 4/4/2033	$ 159,766
10,000	[3]	MetLife, Inc., Jr. Sub. Note, 10.750% (3-month USLIBOR +7.548%), 8/1/2039	13,472
		TOTAL	173,238
		Financial Institution - Insurance - P&C—0.0%
75,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,349
		Financial Institution - REIT - Apartment—0.0%
140,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	131,973
		Financial Institution - REIT - Healthcare—0.1%
500,000		Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2032	416,240
		Financial Institution - REIT - Other—0.1%
160,000		WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	159,754
		Financial Institution - REITs—0.0%
70,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	61,578
		Food Products—0.0%
INR 73,689		Britannia Industries Ltd., Unsecd. Note, Series N3, 5.500%, 6/3/2024	881
		Foreign-Local-Government—0.0%
$ 50,000		Quebec, Province of, Note, Series MTNA, 7.035%, 3/10/2026	52,100
		Municipal Services—0.0%
100,000		Camp Pendleton & Quantico Housing LLC, Sec. Fac. Bond, 5.572%, 10/1/2050	93,905
		Sovereign—0.1%
JPY 30,000,000		KFW, 2.050%, 2/16/2026	207,227
		Technology—0.5%
$ 45,000		Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	33,669
250,000		CDW LLC / CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	231,815
75,000		Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	76,104
320,000		Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	323,603
280,000		Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	274,659
500,000		Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	528,335
		TOTAL	1,468,185
		Technology Services—0.1%
270,000		Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	225,529
		Transportation - Airlines—0.1%
140,000		Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	139,646
		Transportation - Services—0.1%
62,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 3.850%, 11/15/2024	61,215
180,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	181,195
160,000		United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	157,859
		TOTAL	400,269
		Utility - Electric—0.6%
150,000		Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	100,153
185,000		Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	169,201
275,000		Electricite de France S.A., Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	266,653
190,000		Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	155,746
300,000		Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	288,941
160,000		Florida Power & Light Co., Sec. Fac. Bond, 2.850%, 4/1/2025	156,068
140,000		National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	136,285
200,000		NiSource Finance Corp., Sr. Unsecd. Note, 3.950%, 3/30/2048	154,023
155,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	136,301

Shares, Principal Amount or Contracts		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 125,000	Wisconsin Electric Power Co., Sr. Unsecd. Note, 4.300%, 12/15/2045	$ 102,665
	TOTAL	1,666,036
	Utility - Natural Gas—0.2%
495,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	493,570
	Utility - Other—0.0%
105,000	National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	106,378
	TOTAL CORPORATE BONDS (IDENTIFIED COST $18,104,555)	16,875,220
	ASSET-BACKED SECURITIES—1.2%
	Auto Receivables—0.6%
200,000	Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	206,564
150,000	Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	150,504
100,000	Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	99,951
128,536	Santander Bank Auto Credit-Linked Notes 2023-A, Class C, 6.736%, 6/15/2033	128,790
300,000	Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	295,561
175,000	SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	174,458
200,000	Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	201,844
171,496	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	171,252
285,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	270,942
	TOTAL	1,699,866
	Credit Card—0.1%
500,000	Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	446,928
	Equipment Lease—0.3%
175,000	DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	173,747
550,000	HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	536,090
200,000	Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	198,677
	TOTAL	908,514
	Other—0.1%
200,000	PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	200,674
	Student Loans—0.1%
63,401	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	55,402
216,147	Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	186,604
	TOTAL	242,006
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $3,613,725)	3,497,988
	U.S. TREASURIES—0.7%
	U.S. Treasury Bond—0.1%
350,000	United States Treasury Bond, 1.875%, 11/15/2051	208,469
3,000	United States Treasury Bond, 3.000%, 11/15/2045	2,363
25,000	United States Treasury Bond, 3.250%, 5/15/2042	21,023
100,000	United States Treasury Bond, 4.250%, 2/15/2054	98,078
	TOTAL	329,933
	U.S. Treasury Note—0.6%
900,000	United States Treasury Note, 4.000%, 1/31/2029	889,664
855,000	United States Treasury Note, 4.000%, 2/15/2034	838,301
100,000	United States Treasury Note, 4.250%, 2/28/2029	100,023
	TOTAL	1,827,988
	TOTAL U.S. TREASURIES (IDENTIFIED COST $2,268,773)	2,157,921

Shares, Principal Amount or Contracts		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—0.4%
	Commercial Mortgage—0.2%
$ 125,000	Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	$ 130,070
255,000	Bank, Class A4, 3.488%, 11/15/2050	236,309
300,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	276,345
	TOTAL	642,724
	Federal Home Loan Mortgage Corporation—0.1%
250,000	Federal Home Loan Mortgage Corp. REMIC, Series K-161, Class A2, 4.900%, 10/25/2033	252,143
	Non-Agency Mortgage—0.1%
329,144	GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	283,835
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $1,241,587)	1,178,702
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
	Commercial Mortgage—0.1%
150,000	BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	157,195
200,000	BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	199,500
	TOTAL	356,695
	Federal Home Loan Mortgage Corporation—0.3%
25,031	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	24,635
500,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	472,995
200,000	Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	201,469
	TOTAL	699,099
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,102,551)	1,055,794
	GOVERNMENT AGENCIES—0.3%
	Agency—0.1%
200,000	Federal Home Loan Bank System Notes, 0.500%, 4/14/2025	190,228
	Federal National Mortgage Association—0.2%
635,000	Federal National Mortgage Association Notes, 0.625%, 4/22/2025	604,792
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $834,970)	795,020
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal Home Loan Mortgage Corporation—0.0%
392	Federal Home Loan Mortgage Corp., Pool C00592, 7.000%, 3/1/2028	402
361	Federal Home Loan Mortgage Corp., Pool C00896, 7.500%, 12/1/2029	374
638	Federal Home Loan Mortgage Corp., Pool C19588, 6.500%, 12/1/2028	652
304	Federal Home Loan Mortgage Corp., Pool C25621, 6.500%, 5/1/2029	311
541	Federal Home Loan Mortgage Corp., Pool C76361, 6.000%, 2/1/2033	555
852	Federal Home Loan Mortgage Corp., Pool G01444, 6.500%, 8/1/2032	881
	TOTAL	3,175
	Federal National Mortgage Association—0.0%
396	Federal National Mortgage Association, Pool 251697, 6.500%, 5/1/2028	403
1,741	Federal National Mortgage Association, Pool 252334, 6.500%, 2/1/2029	1,752
1,223	Federal National Mortgage Association, Pool 254905, 6.000%, 10/1/2033	1,256
18	Federal National Mortgage Association, Pool 303168, 9.500%, 2/1/2025	18
74	Federal National Mortgage Association, Pool 323159, 7.500%, 4/1/2028	76
510	Federal National Mortgage Association, Pool 323640, 7.500%, 4/1/2029	521
2,088	Federal National Mortgage Association, Pool 545993, 6.000%, 11/1/2032	2,132
857	Federal National Mortgage Association, Pool 555272, 6.000%, 3/1/2033	875
398	Federal National Mortgage Association, Pool 713974, 5.500%, 7/1/2033	405
1,707	Federal National Mortgage Association, Pool 721502, 5.000%, 7/1/2033	1,703
	TOTAL	9,141

Shares, Principal Amount or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—0.0%
$ 1,953		Government National Mortgage Association, Pool 2796, 7.000%, 8/20/2029	$ 1,999
1,230		Government National Mortgage Association, Pool 3040, 7.000%, 2/20/2031	1,267
3,108		Government National Mortgage Association, Pool 3188, 6.500%, 1/20/2032	3,178
4,383		Government National Mortgage Association, Pool 3239, 6.500%, 5/20/2032	4,490
506		Government National Mortgage Association, Pool 451522, 7.500%, 10/15/2027	515
119		Government National Mortgage Association, Pool 462739, 7.500%, 5/15/2028	121
52		Government National Mortgage Association, Pool 464835, 6.500%, 9/15/2028	53
921		Government National Mortgage Association, Pool 469699, 7.000%, 11/15/2028	937
807		Government National Mortgage Association, Pool 486760, 6.500%, 12/15/2028	819
289		Government National Mortgage Association, Pool 780453, 7.500%, 12/15/2025	291
293		Government National Mortgage Association, Pool 780584, 7.000%, 6/15/2027	294
		TOTAL	13,964
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $25,955)	26,280
		PURCHASED CALL OPTIONS—0.0%
1,600,000		BNP NZD CALL/USD PUT (CALL-Option), Notional Amount $47,936,000, Exercise Price $0.615, Expiration Date 3/7/2024	4,970
2,600,000		BNP USD CALL/CHF PUT (CALL-Option), Notional Amount $77,896,000, Exercise Price $0.8663, Expiration Date 4/12/2024	49,813
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $18,812)	54,783
		PURCHASED PUT OPTION—0.0%
100,000		UBS CHF PUT/JPY CALL (PUT-Option), Notional Amount $2,845,000, Exercise Price $160, Expiration Date 7/5/2024 (IDENTIFIED COST $1,266)	500
		INVESTMENT COMPANIES—22.2%
2,442		Bank Loan Core Fund	21,344
2,985,446		Emerging Markets Core Fund	24,779,203
17,237,693		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 5.38%[4]	17,241,140
344,443	[5]	High Yield Bond Core Fund	1,901,324
1,865,367		Mortgage Core Fund	15,314,665
466,154		Project and Trade Finance Core Fund	4,111,481
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $62,475,989)	63,369,157
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $250,103,825)	285,468,390
		OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	291,421
		TOTAL NET ASSETS—100%	$285,759,811

At February 29, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
EURO-BUND Long Futures	3	$430,104	March 2024	$(2,309)
GILT Long Futures	1	$123,819	June 2024	$390
United States Treasury Bond Long Futures	2	$238,500	June 2024	$750
United States Treasury Notes 2-Year Long Futures	11	$2,252,250	June 2024	$1,891
United States Treasury Notes 5-Year Long Futures	70	$7,483,438	June 2024	$5,932
United States Treasury Notes 10-Year Ultra Long Futures	11	$1,255,891	June 2024	$4,550
United States Treasury Ultra Bond Long Futures	10	$1,278,750	June 2024	$(2,233)
Short Futures:
United States Treasury Notes 10-Year Short Futures	5	$552,188	June 2024	$265
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$9,236
The average notional value of long and short futures contracts held by the Fund throughout the period was $21,615,556 and $322,547, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At February 29, 2024, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/21/2024	HSBC BANKUSA	1,600,000	CNY	$226,568	$(3,771)
3/21/2024	Bank Of America, N.A.	900,000	EUR	$966,692	$6,693
3/21/2024	JPMorgan Chase Bank, N.A.	1,328,913	EUR	212,516,758 JPY	$(8,851)
3/21/2024	Morgan Stanley Capital	1,800,000	EUR	$1,930,150	$16,620
3/21/2024	JPMorgan Chase Bank, N.A.	400,000	GBP	$505,214	$(245)
3/21/2024	Morgan Stanley Capital	400,000	GBP	$504,142	$828
3/21/2024	Morgan Stanley Capital	430,369,110	JPY	$3,060,000	$(181,708)
3/21/2024	Barclays Bank PLC	127,895,282	JPY	828,913 EUR	$(39,546)
3/21/2024	Morgan Stanley Capital	49,771,428	JPY	$350,000	$(17,131)
3/21/2024	Morgan Stanley Capital	78,746,260	JPY	500,000 EUR	$(16,725)
3/21/2024	Citibank N.A.	152,677,800	JPY	900,000 CHF	$7,138
4/16/2024	Credit Agricole CIB	696,146	CHF	$820,000	$(29,156)
4/16/2024	Citibank N.A.	264,434	CHF	$300,000	$406
4/16/2024	State Street Bank & Trust Co.	742,996	CHF	$850,000	$(5,933)
4/23/2024	Bank Of America, N.A.	113,317	AUD	$75,022	$(1,252)
4/23/2024	Bank Of America, N.A.	113,627	AUD	$75,071	$(1,099)
4/23/2024	BNP Paribas SA	107,713	AUD	$70,416	$(294)
4/23/2024	Bank Of America, N.A.	89,446	AUD	$58,338	$(109)
4/23/2024	BNP Paribas SA	230,270	CAD	$171,718	$(1,912)
4/23/2024	BNP Paribas SA	231,265	CAD	$171,757	$(1,218)
4/23/2024	State Street Bank & Trust Co.	217,162	CAD	$161,182	$(1,042)
4/23/2024	BNP Paribas SA	181,183	CAD	$133,661	$(53)
4/23/2024	Bank Of America, N.A.	67,298	CHF	$78,731	$(2,220)
4/23/2024	Bank Of America, N.A.	67,782	CHF	$78,719	$(1,658)
4/23/2024	BNP Paribas SA	64,460	CHF	$73,660	$(376)
4/23/2024	The Bank Of New York Mellon	53,753	CHF	$61,460	$(348)
4/23/2024	Citibank N.A.	384,813	CHF	$450,000	$(12,509)
4/23/2024	Citibank N.A.	444,404	EUR	$485,267	$(3,977)
4/23/2024	BNP Paribas SA	444,485	EUR	$485,033	$(3,654)
4/23/2024	Bank Of America, N.A.	349,797	EUR	$379,874	$(1,043)

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
4/23/2024	Morgan Stanley Capital	421,393	EUR	$454,953	$1,416
4/23/2024	Bank Of America, N.A.	129,643	GBP	$165,379	$(1,682)
4/23/2024	Citibank N.A.	130,472	GBP	$165,430	$(687)
4/23/2024	Bank Of America, N.A.	102,448	GBP	$129,671	$(313)
4/23/2024	Bank Of America, N.A.	123,358	GBP	$155,256	$504
4/23/2024	State Street Bank & Trust Co.	31,086,666	JPY	$213,207	$(4,231)
4/23/2024	Credit Agricole CIB	31,191,966	JPY	$213,525	$(3,841)
4/23/2024	Bank Of America, N.A.	24,792,291	JPY	$166,834	$(171)
4/23/2024	Bank Of America, N.A.	29,707,268	JPY	$199,585	$118
4/23/2024	Morgan Stanley Capital	1,924,478	MXN	$111,802	$217
4/23/2024	Bank Of America, N.A.	2,297,104	MXN	$133,238	$470
4/23/2024	Morgan Stanley Capital	2,459,359	MXN	$141,474	$1,679
4/23/2024	Morgan Stanley Capital	2,459,100	MXN	$141,334	$1,804
Contracts Sold:
3/21/2024	Citibank N.A.	900,000	CHF	152,677,800 JPY	$(5,581)
3/21/2024	JPMorgan Chase Bank, N.A.	800,000	EUR	$863,427	$(1,805)
3/21/2024	Barclays Bank PLC	828,913	EUR	127,895,282 JPY	$(1,597)
3/21/2024	Morgan Stanley Capital	500,000	EUR	78,746,260 JPY	$2,608
3/21/2024	JPMorgan Chase Bank, N.A.	1,500,000	EUR	$1,628,608	$6,299
3/21/2024	Barclays Bank PLC	1,500,000	EUR	$1,645,398	$23,090
3/21/2024	JPMorgan Chase Bank, N.A.	400,000	GBP	$506,245	$1,275
3/21/2024	Barclays Bank PLC	850,000	GBP	$1,077,783	$4,722
3/21/2024	The Bank Of New York Mellon	97,258,915	JPY	$650,000	$(464)
3/21/2024	JPMorgan Chase Bank, N.A.	212,516,758	JPY	1,328,913 EUR	$24,819
3/21/2024	Morgan Stanley Capital	15,774,424	MXN	$900,000	$(22,980)
4/16/2024	JPMorgan Chase Bank, N.A.	263,444	CHF	$300,000	$720
4/23/2024	The Bank Of New York Mellon	107,713	AUD	$70,706	$584
4/23/2024	Morgan Stanley Capital	113,317	AUD	$74,495	$725
4/23/2024	JPMorgan Chase Bank, N.A.	178,891	AUD	$117,299	$840
4/23/2024	Morgan Stanley Capital	113,627	AUD	$75,172	$1,200
4/23/2024	Bank Of America, N.A.	217,162	CAD	$160,721	$582
4/23/2024	JPMorgan Chase Bank, N.A.	362,367	CAD	$268,638	$1,422
4/23/2024	Citibank N.A.	231,265	CAD	$171,978	$1,439
4/23/2024	BNP Paribas SA	230,270	CAD	$171,851	$2,046
4/23/2024	Bank Of America, N.A.	64,460	CHF	$73,581	$297
4/23/2024	JPMorgan Chase Bank, N.A.	107,506	CHF	$122,662	$439
4/23/2024	Morgan Stanley Capital	67,782	CHF	$79,222	$2,161
4/23/2024	Citibank N.A.	67,298	CHF	$78,708	$2,197
4/23/2024	Citibank N.A.	384,912	CHF	$450,000	$12,397
4/23/2024	BNP Paribas SA	421,393	EUR	$456,623	$253
4/23/2024	JPMorgan Chase Bank, N.A.	699,593	EUR	$758,074	$413
4/23/2024	Morgan Stanley Capital	444,485	EUR	$482,432	$1,053
4/23/2024	BNP Paribas SA	444,404	EUR	$486,327	$5,036
4/23/2024	Morgan Stanley Capital	123,358	GBP	$155,754	$(7)
4/23/2024	JPMorgan Chase Bank, N.A.	204,896	GBP	$258,768	$52
4/23/2024	Morgan Stanley Capital	129,643	GBP	$164,593	$896
4/23/2024	Bank Of America, N.A.	130,472	GBP	$166,323	$1,580
4/23/2024	Morgan Stanley Capital	49,584,582	JPY	$332,366	$(960)
4/23/2024	Bank Of America, N.A.	29,707,268	JPY	$199,884	$181
4/23/2024	Morgan Stanley Capital	31,086,666	JPY	$212,994	$4,018
4/23/2024	Goldman Sachs Bank	31,191,966	JPY	$214,799	$5,115

Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Net Unrealized Appreciation/ (Depreciation)
4/23/2024	Bank Of America, N.A.	2,459,100	MXN	$140,934	$(2,204)
4/23/2024	Morgan Stanley Capital	3,848,957	MXN	$222,722	$(1,316)
4/23/2024	JPMorgan Chase Bank, N.A.	2,459,359	MXN	$141,954	$(1,199)
4/23/2024	Bank Of America, N.A.	2,297,104	MXN	$133,265	$(444)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(238,960)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $246,113 and $126,898, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures and Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 29, 2024, were as follows:
Affiliates	Value as of 11/30/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 2/29/2024	Shares Held as of 2/29/2024	Dividend Income
Bank Loan Core Fund	$20,785	$487	$—	$72	$—	$21,344	2,442	$487
Emerging Markets Core Fund	$26,209,549	$615,420	$(3,000,000)	$1,353,098	$(398,864)	$24,779,203	2,985,446	$615,420
Federated Hermes Institutional Prime Value Obli- gations Fund, Institutional Shares	$10,583,106	$23,183,721	$(16,524,461)	$(5,061)	$3,835	$17,241,140	17,237,693	$118,998
High Yield Bond Core Fund	$1,952,456	$32,154	$(123,000)	$42,383	$(2,669)	$1,901,324	344,443	$32,182
Mortgage Core Fund	$18,024,966	$190,175	$(3,165,200)	$652,525	$(387,801)	$15,314,665	1,865,367	$190,175
Project and Trade Finance Core Fund	$4,026,368	$71,230	$—	$13,883	$—	$4,111,481	466,154	$71,230
TOTAL OF AFFILIATED TRANSACTIONS	$60,817,230	$24,093,187	$(22,812,661)	$2,056,900	$(785,499)	$63,369,157	22,901,545	$1,028,492

1	Non-income-producing security.
2
Market quotations and price valuations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Fund’s Adviser acting through its Valuation Committee.

3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	The High Yield Bond Core Fund is a diversified portfolio of below investment grade bonds.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at February 29, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Global Investment Management Corp. (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 29, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$114,424,518	$373,494	$5,350	$114,803,362
International	6,929,061	51,064,185	—	57,993,246
Debt Securities:
Foreign Governments/Agencies	—	23,660,417	—	23,660,417
Corporate Bonds	—	16,875,220	—	16,875,220
Asset-Backed Securities	—	3,497,988	—	3,497,988
U.S. Treasuries	—	2,157,921	—	2,157,921
Collateralized Mortgage Obligations	—	1,178,702	—	1,178,702
Commercial Mortgage-Backed Securities	—	1,055,794	—	1,055,794
Government Agencies	—	795,020	—	795,020
Mortgage-Backed Securities	—	26,280	—	26,280
Purchased Call Options	—	54,783	—	54,783
Purchased Put Option	—	500	—	500
Investment Companies[1]	59,257,676	—	—	63,369,157
TOTAL SECURITIES	$180,611,255	$100,740,304	$5,350	$285,468,390
Other Financial Instruments:
Assets
Futures Contracts	$13,778	$—	$—	$13,778
Foreign Exchange Contracts	—	146,352	—	146,352
Liabilities
Futures Contracts	(4,542)	—	—	(4,542)
Foreign Exchange Contracts	—	(385,312)	—	(385,312)
TOTAL OTHER FINANCIAL INSTRUMENTS	$9,236	$(238,960)	$—	$(229,724)

1
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $4,111,481 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BKNT	—Bank Notes
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CNY	—Chinese Yuan Renminbi
EUR	—Euro
GBP	—British Pound
GDR	—Global Depository Receipt
INR	—Indian Rupee
JPY	—Japanese Yen
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
USD	—United States Dollar